CASH GENERATED BY OPERATIONS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH GENERATED BY OPERATIONS
(Loss)/profit for the year	R (2,520.7)	R (4,433.1)	R 3,042.7
Royalties	212.6	398.5	566.6
Mining and income tax	1,083.8	(2,946.6)	1,202.1
Interest income	(482.1)	(415.5)	(331.4)
Finance expense	3,134.7	2,971.8	903.1
Profit before interest, royalties and tax	1,428.3	(4,424.9)	5,383.1
Adjustments to reconcile profit (loss) [abstract]
Amortisation and depreciation	6,613.8	5,699.7	4,041.9
Share-based payments	299.4	231.9	496.2
Loss on financial instruments	(1,591.3)	764.0	1,094.6
(Gain)/loss on foreign exchange differences	(241.3)	(546.8)	(418.0)
Share of results of equity-accounted investees after tax	(344.2)	(291.6)	(13.3)
Impairments	3,041.4	4,411.0	1,381.1
Gain on derecognition of borrowings and derivative instrument	(230.0)
Occupational healthcare expense	15.4	1,106.9
Gain on acquisition			(2,178.6)
Other	(282.5)	147.7	49.3
Total cash generated by operations	R 8,709.0	R 7,097.9	R 9,836.3